Prospectus supplement dated August 3, 2020
to the following prospectus(es):
BOA IV, BOA America's Vision Annuity, America's marketFLEX Advisor Annuity, America's marketFLEX II Annuity, America's marketFlex Edge Annuity, BOA V, NEA Valuebuilder Select, BOA America's Future Annuity, Key Future, NEA Valuebuilder Future, America's Future Horizon Annuity, NEA Valuebuilder, Monument Advisor, Monument Advisor Select, Monument Advisor New York, Monument Advisor Select New York, BOA FPVUL, BOA CVUL Future (NWL), BAE Future Corporate FPVUL, BOA Next Generation FPVUL, BOA ChoiceLife FPVUL, NLIC Options Plus and NLIC Options Premier prospectuses dated May 1, 2020
America's marketFLEX Annuity and BOA America's Exclusive Annuity II prospectuses dated May 1, 2016
BOA America's Income Annuity and BOA Advisor Variable Annuity prospectuses dated May 1, 2014
BOA Choice Annuity and Key Choice prospectuses dated May 1, 2013
BOA Last Survivorship II, BOA ChoiceLife Survivorship, BOA ChoiceLife Survivorship II, Next Generation Survivorship Life, BOA Protection Survivorship Life and BOA ChoiceLife Protection Survivorship prospectuses dated May 1, 2009
Nationwide Enterprise The Best of America Annuity, BOA MSPVL, BOA MSPVL II (BOA MSPVL Future), BOA Protection FPVUL, BOA ChoiceLife Protection FPVUL, Survivor Options Premier (NLIC), Options Elite (NLIC), Survivor Options Elite (NLIC), BOA CVUL Future (NLAIC), BOA CVUL (NLAIC), Survivor Options Premier (NLAIC), Options Premier (NLAIC) and Options Elite (NLAIC) prospectuses dated May 1, 2008
America's Vision Plus Annuity, America's Vision Annuity and BOA Exclusive Annuity prospectuses dated May 1, 2004
ElitePRO LTD and ElitePRO Classic prospectuses dated May 1, 2003
BOA InvestCare, BOA SPVL, BOA Multiple Pay, BOA Last Survivor FPVUL, Multi-Flex FPVUL and Options VL (NLAIC) prospectuses dated May 1, 2002
Survivor Options Plus (NLIC), Special Product (NLIC) and Survivor Options VL (NLAIC) prospectuses dated May 1, 2000
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following disclosure changes are made to the prospectus:
The prospectus offers the following underlying mutual fund as an investment option under the contract.
Effective on or about September 25, 2020, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I
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